Critical accounting estimates and judgements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Impairment losses	$ 216,000	$ 0
Licenses
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	2,893,000	1,923,000
Impairment losses	$ 0	$ 216,000	$ 0